Leases (Notes)	12 Months Ended
Sep. 30, 2017
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
(14) Leases
Lease Commitments
The Company has leases primarily pertaining to land, buildings, and equipment that expire at various times through February 2034. The Company’s minimum rent payments under operating leases are recognized on a straight-line basis over the term of the leases. Future minimum rental commitments under non-cancelable operating leases, primarily relating to Spectrum Brands, net of contractual third-party sublease, are as follows:

	Operating Leases of Business Held for Use	Operating Leases of Businesses Held for Sale
2018	$25.9	$9.8
2019	22.4	8.5
2020	16.2	7.8
2021	11.8	6.6
2022	8.4	5.3
Thereafter	25.8	6.8
Total minimum lease payments	$110.5	$44.8
The Company’s total rent expense was $28.0, $42.1 and $36.6 during Fiscal 2017, 2016 and 2015, respectively.